Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN MULTISTATE TRUST IV
Prospectus Date	rr_ProspectusDate	Feb. 10, 2014
Document Creation Date	dei_DocumentCreationDate	Feb. 13, 2014